NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) [Line Items]
Adjustments amount	$ 25
Income statement to adjust the assets to its fair value less the cost of sales		$ 85	$ 332
Property, Plant and Equipment [Member]
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) [Line Items]
Adjustments amount	$ 345